1933 Act File No. 333-107187


               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.      ...............

    Post-Effective Amendment No.  1_................       X

                             and/or


                 MONEY MARKET OBLIGATIONS TRUST

       (Exact Name of Registrant as Specified in Charter)

                    Federated Investors Funds
                      5800 Corporate Drive
               Pittsburgh, Pennsylvania 15237-7000
            (Address of Principal Executive Offices)

                         (412) 288-1900
                 (Registrant's Telephone Number)

                   John W. McGonigle, Esquire,
                    Federated Investors Tower
               Pittsburgh, Pennsylvania 15222-3779
             (Name and Address of Agent for Service)


                            Copy to:

                   Matthew G. Maloney, Esquire
             Dickstein Shapiro Morin & Oshinsky, LLP
                        2101 L Street, NW
                      Washington, DC 20037


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).











PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Money Market Obligations Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or
(ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

1.    Conformed copy of Restatement and Amendment Numbers
      1-18 to the Declaration of Trust of the Registrant;
      (35)
1.1   Form of Declaration of Trust Amendment No. 19; (42)
1.2 Conformed copy of Amendment No. 20 to the Amended and Restated Declaration of Trust; (43)
1.3 Conformed copy of Amendment No. 21 to the Amended and Restated and Declaration of Trust: (50)

2.    Copy of By-Laws and Amendments 1-4 of the
                          Registrant; (35)
2.1   Amendment No. 5 to By-Laws; (42)
2.2   Amendment No. 6 to By-Laws; (46)

 3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement; (50)

5.    Copy of Specimen Certificate for Shares of
      Beneficial Interest of the Registrant; (See Appendix)

6.    Conformed copy of Investment Advisory Contract and
      Exhibits A-PP of the Registrant; (35)
6.1   Conformed copy of Amendment to the Investment
      Advisory Contract of the Registrant; (38)
6.2   Conformed copy of Exhibit QQ to the Investment
      Advisory Contract of the Registrant; (44)

7.    Conformed copy of Distributor's Contract and
      Exhibits A-R of the Registrant; (35)
7.1   Form of Exhibit S to the Distributor's Contract (42)
      Conformed copy of Amendment to the Distributor's
      Contract of the Registrant; (38)
7.2 Conformed copy of Distributor's Contract of the Registrant (Liberty U.S. Government Money Market
      Trust - Class B Shares); (23)
7.4   Form of Exhibit J to the Distribution Plan (42)
7.5   Conformed copy of Amendment to the Distributor's
      Contract of the Registrant; (46)

8.    Not Applicable

9. Conformed copy of Custodian Agreement of the Registrant; (8)
9.1   Conformed copy of Custodian Fee Schedule; (17)

10. Conformed copy of Distribution Plan and Exhibits A-I of the Registrant; (35)
10.1 Conformed copy of Exhibit J to the Distribution of the Registrant; (44)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (50)

12.   Form of Opinion regarding tax consequences of Reorganization; *

13. Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (21)
13.1 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services,
      Transfer Agency Services and Custody Services
      Procurement; (38)
13.2 Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market
      Trust - Class B Shares); (23)
13.3 Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares); (23)
13.5 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
13.6 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.7  The Registrant hereby incorporates the conformed
      copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services,
      Administrative Services, Transfer Agency Services
      and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5
      Years Registration Statement on Form N-1A, filed
      with the Commission on March 30, 2004. (File Nos.
      2-75769 and 811-3387);
13.8 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.9 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.10 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061)

14. Conformed copy of Consent of Independent Auditors of Automated Cash Management Trust, Deloitte & Touche LLP; (50)
14.1 Conformed copy of Consent of Independent Auditors of Automated Government Money Trust, Ernst & Young LLP; (50)
14.2  Conformed copy of Consent of Independent Auditors of Riggs
      Funds, KPMG LLP; (50)

15.   Not Applicable

16. Conformed copy of Power of Attorney of the Registrant; (23)
16.1  Conformed copy of Power of Attorney of Chief
      Investment Officer of the Registrant; (23)
16.2 Conformed copy of Power of Attorney of Treasurer of the Registrant: (18)
16.3 Conformed copy of Power of Attorney of Trustee of the Registrant; (26)

17.   Form of Proxy; (50)
_________________________________________________________
* All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form
      N-1A filed June 1, 1994. (File Nos. 33-31602 and
      811-5950).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form
      N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form
      N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).
21.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed
      August 27, 1999. (File Nos. 33-31602 and 811-5950).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form
      N-1A filed October 29, 1999. (File Nos. 33-31602 and
      811-5950).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form
      N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form
      N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form
      N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form
      N-1A filed May 29, 2001. (File Nos. 33-31602 and
      811-5950).
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form
      N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
42.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and
      811-5950).
43.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).
44.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).
46. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65on Form
      N-1A filed on June 30, 2003. (File Nos. 33-31602 and
      811-5950).
50 Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form
      N-14 filed on August 21, 2003. (File Nos. 333-107187
      and 811-5950).

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                        SIGNATURES

      As required by the Securities Act of 1933, the Registrant MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 4th day of August, 2004.


              MONEY MARKET OBLIGATIONS TRUST

                     BY: /s/ Nelson W. Winter
                     Nelson W. Winter, Assistant Secretary
                     August 4, 2004

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      NAME                TITLE                DATE

By: /s/ Nelson W. Winter  Attorney In Fact
August 4, 2004
Nelson W. Winter        For the Persons
ASSISTANT SECRETARY     Listed Below

      NAME                            TITLE

John F. Donahue*               Chairman and Trustee

J. Christopher Donahue*        President and Trustee
                               (Principal Executive
Officer)

Richard J. Thomas*             Treasurer
                               (Principal Financial
Officer)

Thomas G. Bigley*              Trustee

John T. Conroy, Jr.*           Trustee

Nicholas P. Constantakis*      Trustee

John F. Cunningham*            Trustee

Lawrence D. Ellis, M.D.*       Trustee

Peter E. Madden*               Trustee

Charles F. Mansfield, Jr.*     Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*             Trustee

John S. Walsh*                 Trustee

*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial
Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 21 on Form N-1A filed on December
        29, 1993.  File Nos. 33-31259 and 811-5911).
(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 46 on Form N-1A filed on March 16,
        1998.  File Nos. 33-31259 and 811-5911).
(iii)   Automated Cash Management Trust - Institutional
        Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective
        Amendment No. 8 on Form N-1A filed June 1, 1994.
        File Nos. 33-31602 and 811-5950).
(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration
        Statement on Form N-1 filed on May 28, 1982.
        File Nos. 2-77822 and 811-3475).
(v)     California Municipal Cash Trust - Institutional
        Shares and Institutional Service Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective
        Amendment No. 1 on Form N-1A filed on October 31,
        1989.  File Nos. 33-31259 and 811-5911).
(vii) Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos.
        2-60111 and 811-2784).
(viii)  Federated Short-Term U.S. Government Trust;
        (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed
        October 22, 1987.  File Nos. 33-12322 and
        811-5035).
(ix)    Federated Tax-Free Trust; (Response is
        incorporated by reference to Initial Registration
        Statement on Form S-5 filed December 27, 1978.
        File Nos. 2-63343 and 811-2891).
(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 30 on Form N-1A filed on September
        19, 1994.  File Nos. 33-31259 and 811-5911).
(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 36 on Form N-1A filed on May 31,
        1995.  File Nos. 33-31259 and 811-5911).
(xii)   Liberty U.S. Government Money Market Trust;
        (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and
        811-2956).
(xiii) Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on
        Form N-1A filed December 8, 1980.  File Nos.
        2-67655 and 811-3057).
(xiv) Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 22 on Form N-1A filed on March 2,
        1994.  File Nos. 33-31259 and 811-5911).
(xv)    Massachusetts Municipal Cash Trust -
        Institutional Service Shares and BayFunds Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xvi)   Michigan Municipal Cash Trust - Institutional
        Shares and Institutional Service Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xvii)  Minnesota Municipal Cash Trust - Institutional
        Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective
        Amendment No. 21 on Form N-1A filed on December
        29, 1993.  File Nos. 33-31259 and 811-5911).
(xviii) New Jersey Municipal Cash Trust - Institutional
        Shares and Institutional Service Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xix) North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective
        Amendment No. 21 on Form N-1A filed on December
        29, 1993.  File Nos. 33-31259 and 811-5911).
(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective
        Amendment No. 45 on Form N-1A filed on December
        19, 1997.  File Nos. 33-31259 and 811-5911).
(xxi)   Ohio Municipal Cash Trust - Cash II Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxii)  Pennsylvania Municipal Cash Trust - Institutional
        Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and
        811-5911).

(xxiii) Pennsylvania Municipal Cash Trust - Institutional
        Service Shares and Cash Series Shares; (Response
        is incorporated by reference to Post-Effective
        Amendment No. 21 on Form N-1A filed on December
        29, 1993.  File Nos. 33-31259 and 811-5911).
(xxiv)  Tennessee Municipal Cash Trust - Institutional
        Shares and Institutional Service Shares;
        (Response is incorporated by reference to
        Post-Effective Amendment No. 42 on Form N-1A
        filed on February 29,1996.  File Nos. 33-31259
        and 811-5911).
(xxv)   Treasury Obligations Fund - Institutional Capital
        Shares; (Response is incorporated by reference to
        Post-Effective Amendment No. 22 on Form N-1A
        filed September 23, 1997.  File Nos. 33-31602 and
        811-5950).
(xxvi)  Trust for Government Cash Reserves; (Response is
        incorporated by reference to Pre-Effective
        Amendment No. 1 on Form N-1A filed March 23,
        1989. File Nos. 33-27178 and 811-5772).
(xxvii) Trust for Short-Term U.S. Government Securities;
        (Response is incorporated by reference to
        Post-Effective Amendment No. 53 on Form N-1A
        filed January 23, 1995.  File Nos. 2-54929 and
        811-2602).
(xxviii)   Trust for U.S. Treasury Obligations; (Response
        is incorporated by reference to Post-Effective
        Amendment No. 27 on Form N-1A filed November 27,
        1994.  File Nos. 2-49591 and 811-2430).
(xxix)  Virginia Municipal Cash Trust - Institutional
        Shares and Institutional Service Shares;
        (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxx)   Liberty U.S. Government Money Market Trust and
        Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on
        Form N-1A filed on May 25,2000. File Nos.
        33-31602 and 811-5950).
(xxxi)  Liberty U.S. Government Money Market Trust
        (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and
        811-5950).
(xxxii) Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on
        Form N-1A filed on May 25,2000. File Nos.
        33-31602 and 811-5950).